Convertible Notes, Promissory Notes, Derivative Liability and Warrants (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Convertible Notes, Promissory Notes, Derivative Liability and Warrants [Line Items]
Convertible promissory note	$ 5,800,000
Convertible promissory note discount percentage	7.00%
Percentage of beneficiary cap	9.90%
Interest expense	$ 765,177
Percentage of conversion exceeds	9.99%
Percentage of exercise warrants	9.99%
Series A Warrant [Member]
Convertible Notes, Promissory Notes, Derivative Liability and Warrants [Line Items]
Convertible warrant shares (in Shares)	6,174,690
Series B Warrant [Member]
Convertible Notes, Promissory Notes, Derivative Liability and Warrants [Line Items]
Convertible warrant shares (in Shares)	180,722
Series C Warrant [Member]
Convertible Notes, Promissory Notes, Derivative Liability and Warrants [Line Items]
Convertible warrant shares (in Shares)	3,253,012
Common Class A [Member]
Convertible Notes, Promissory Notes, Derivative Liability and Warrants [Line Items]
Warrant exercise price per share (in Dollars per share)	$ 0.913
Free Standing Instruments Warrants [Member]
Convertible Notes, Promissory Notes, Derivative Liability and Warrants [Line Items]
Warrant exercise price per share (in Dollars per share)	0.001
Warrant [Member]
Convertible Notes, Promissory Notes, Derivative Liability and Warrants [Line Items]
Warrant exercise price per share (in Dollars per share)	$ 0.924
Convertible Note [Member]
Convertible Notes, Promissory Notes, Derivative Liability and Warrants [Line Items]
Carrying amount of the convertible notes	$ 16.96
Unsecured Promissory Notes [Member]
Convertible Notes, Promissory Notes, Derivative Liability and Warrants [Line Items]
Total principal balance	500,000
Convertible Debt [Member]
Convertible Notes, Promissory Notes, Derivative Liability and Warrants [Line Items]
Convertible promissory note	$ 2,650,000
Convertible Promissory Note was Converted into Ordinary Shares [Member]
Convertible Notes, Promissory Notes, Derivative Liability and Warrants [Line Items]
Converted ordinary shares (in Shares)	7,020,975